Deferred Tax Assets and Liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 2,986,951	₺ 6,588,723
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	212,836
1-2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	136,298
2-3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	201,770
3-4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	345,681
4-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,196,884
5-6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	45,470
6-7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	571,210
7-8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	188,354
Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 88,448